VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
Virtus Emerging Markets Opportunities Fund
Investment Objective
The fund has an investment objective of capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 30 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 85 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS EMERGING MARKETS OPPORTUNITIES FUND	Class A	Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS EMERGING MARKETS OPPORTUNITIES FUND		Class A	Class C	Class I	Class R6
Management Fees		0.96%	0.96%	0.96%	0.96%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.34%	0.34%	0.34%	0.22%	[1]
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.56%	2.31%	1.31%	1.19%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	Estimated for current fiscal year, as annualized.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VIRTUS EMERGING MARKETS OPPORTUNITIES FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	725	1,039	1,376	2,325
Class C	Sold	334	721	1,235	2,646
Class I	Sold or Held	133	415	718	1,579
Class R6	Sold or Held	121	378	654	1,443

Expense Example, No Redemption VIRTUS EMERGING MARKETS OPPORTUNITIES FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	725	1,039	1,376	2,325
Class C	Held	234	721	1,235	2,646
Class I	Sold or Held	133	415	718	1,579
Class R6	Sold or Held	121	378	654	1,443

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
This fund offers investors exposure to emerging economies through well-established companies. The securities selected for inclusion in the fund are those that in the opinion of the subadviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.
Under normal circumstances, the fund invests at least 80% of its assets in equity securities or equity-linked instruments of issuers located in emerging markets countries; such issuers may be of any capitalization. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.

Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
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  Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
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  Equity-Linked Instruments Risk.  The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund’s investment.
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  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations or economic, political or other developments.
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  Geographic Concentration Risk.  The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.
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  Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did. Annual Return %

Best Quarter:	Q2/2009:	26.74%	Worst Quarter:	Q3/2008:	-21.96%	Year-to-date (3/31/15):	1.82%

Average Annual Total Returns (for the periods ended 12/31/14)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns VIRTUS EMERGING MARKETS OPPORTUNITIES FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	Return Before Taxes	5.54%	8.08%	10.72%
Class I After Taxes on Distributions	Return After Taxes on Distributions	5.15%	7.89%	8.83%
Class I Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	3.62%	6.50%	8.97%
Class A	Return Before Taxes	(0.82%)	6.54%	9.81%
Class C	Return Before Taxes	4.40%	7.01%		8.08%	Jun. 26, 2006
Class C MSCI Emerging Markets Index (net) (reflects no deduction for fees, expenses or taxes)	MSCI Emerging Markets Index (net) (reflects no deduction for fees, expenses or taxes)				6.21%	Jun. 26, 2006
Class R6	Return Before Taxes				(4.60%)	Nov. 12, 2014
Class R6 MSCI Emerging Markets Index (net) (reflects no deduction for fees, expenses or taxes)	MSCI Emerging Markets Index (net) (reflects no deduction for fees, expenses or taxes)				(3.75%)	Nov. 12, 2014
MSCI Emerging Markets Index (net) (reflects no deduction for fees, expenses or taxes)	MSCI Emerging Markets Index (net) (reflects no deduction for fees, expenses or taxes)	(2.19%)	1.78%	8.43%

The MSCI Emerging Markets Free Index (net) is a free float-adjusted market capitalization-weighted index that measures developed equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.